Summary of Significant Accounting Policies (Mortgage Servicing Rights) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Servicing Assets	$ 289	$ 243